ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Information To Statements Of Comprehensive Profit
Salaries and related benefits	$ 5,834	$ 4,413	$ 4,012
Subcontractors	2,250	1,420	1,564
Laboratory materials	466	346	333
Patents	212	287	133
Share-based payment	211	318	264
Travel	76	43	48
Depreciation	274	201	108
Other	280	162	235
Less: Government grants			(32)
Research and development expenses, net	$ 9,603	$ 7,190	$ 6,665